COMBINED AND CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Real estate:
Buildings and improvements	$ 2,688,705	$ 1,940,808
Construction in progress	62,012	41,678
Land and improvements	379,920	176,475
Accumulated depreciation	(536,625)	(505,297)
Net real estate	2,594,012	1,653,664
Investment in unconsolidated joint venture	0	312,709
Accounts receivable, net of allowance of $3,523 and $2,018	24,076	19,431
Cash and cash equivalents	1,557,655	19,652
Restricted cash	88,887	64,609
Intangible assets	196,721	26,670
Deferred tax assets	116,472	107,074
Goodwill	3,849	3,849
Other assets	128,538	134,557
Total assets	4,710,210	2,342,215
LIABILITIES AND EQUITY
Mortgage debt	0	102,688
Accounts payable, accrued liabilities, and other liabilities	306,146	284,210
Deferred revenue	699,245	673,007
Total liabilities	1,005,391	1,059,905
Commitments and contingencies (Note 10)
Parent's net investment	0	1,282,310
Additional paid-in capital	2,767,474	0
Cumulative dividends in excess of earnings	(31,774)	0
Total stockholders' equity	2,738,619	1,282,310
Common units of Janus OP, LLC, held by Healthpeak Properties, Inc.	963,255	0
Other noncontrolling interests	2,945	0
Total noncontrolling interests	966,200	0
Total equity	3,704,819	1,282,310
Total liabilities and equity	4,710,210	2,342,215
Class A-1 Shares
LIABILITIES AND EQUITY
Common stock, value	2,160	0
Class A-2 Shares
LIABILITIES AND EQUITY
Common stock, value	$ 759	$ 0